Assets Held for Sale and Other Current Asset (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Assets and Liabilities Held for Sale

As of December 31, 2018 and 2017, assets held for sale, which are measured at the lower of their estimated realizable value, less costs to sell, and their carrying amounts, as well as liabilities directly related with such assets are detailed as follows:

		2018				2017
		Assets	Liabilities	Net assets		Assets	Liabilities	Net assets
Assets in the central region of France (note 4.3)	Ps	952	314	638	Ps	—	—	—
Idle assets in Spain[1]		—	—	—		580	—	580
Other assets held for sale		1,148	—	1,148		798	—	798

	Ps	2,100	314	1,786	Ps	1,378	—	1,378

1	During December 2018, considering the withdrawal of potential buyers and the absence of new offers, CEMEX reclassified these assets to fixed assets.